Revenue from Contracts with Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Revenue from Contracts with Customers [Line Items]
Receivables	$ 21,122,087,000	$ 20,619,673,000	$ 16,922,385,000
Percentage of entity's revenue	20.43%
perating lease income	$ 457,039,000	409,009,000	$ 302,262,000
Lease liabilities	1,567,959,000	1,655,955,000
strategic alliances		4,422,000
Bonus [Member]
Revenue from Contracts with Customers [Line Items]
Lease liabilities		6,000,000
La Secreta [Member]
Revenue from Contracts with Customers [Line Items]
Receivables	2,188,000	2,505,000		$ 455
perating lease income		32,948
Galería [Member]
Revenue from Contracts with Customers [Line Items]
Receivables	29,208,000
Carulla Calle [Member]
Revenue from Contracts with Customers [Line Items]
Receivables	$ 18,000,000
Montevideo [Member]
Revenue from Contracts with Customers [Line Items]
Receivables		$ 26,260,000		$ 56,306